F/m Ultrashort Tax-Free Municipal ETF
Schedule of Investments
May 31, 2026 (Unaudited)

MUNICIPAL BONDS - 98.5%	Par	Value
Alachua County Health Facilities Authority, 5.00%, 12/01/2035	$ 50,000	$ 50,048
Antelope Valley-East Kern Water Agency, 5.00%, 06/01/2032	160,000	160,000
Aubrey Independent School District, 4.00%, 02/15/2036	190,000	190,071
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, 5.00%, 12/15/2027	25,000	25,045
Brazoria-Fort Bend County Municipal Utility District No 1, 4.00%, 09/01/2032	100,000	100,021
Bryan County School District, 5.00%, 08/01/2029	350,000	351,271
California Health Facilities Financing Authority, 5.00%, 11/15/2028 (Obligor: Cedars-sinai Med Ctr Oblg)	305,000	306,208
California State Public Works Board, 5.00%, 05/01/2028	45,000	45,133
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2029	65,000	65,156
Cedar Port Navigation & Improvement District, 4.00%, 09/01/2030	50,000	50,007
Charlotte-Mecklenburg Hospital Authority, 4.00%, 01/15/2031 (Obligor: Atrium Health Oblig Grp)	50,000	50,029
Chilton County Health Care Authority, 5.00%, 11/01/2035	100,000	100,102
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2027	265,000	265,589
City & County of Denver CO, 5.00%, 06/01/2027	140,000	140,240
City of Brentwood MO, 4.00%, 10/01/2027	100,000	100,342
City of Burleson TX, 5.00%, 03/01/2028	30,000	30,048
City of Elyria OH, 4.00%, 12/01/2029	100,000	100,073
City of Eugene OR Electric Utility System Revenue
5.00%, 08/01/2029	150,000	150,563
5.00%, 08/01/2030	140,000	140,481
City of Gulf Shores AL, 4.00%, 12/15/2028	100,000	100,058
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2031	30,000	30,021
4.00%, 11/15/2033	500,000	500,312
City of Lafayette LA Sales & Use Tax Revenue, 4.00%, 03/01/2027	95,000	95,088
City of Newport News VA, 5.00%, 08/01/2028	125,000	125,499
City of Ozark MO, 4.00%, 09/01/2034	250,000	250,116
City of Pearland TX, 5.00%, 03/01/2030	35,000	35,054
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2031	100,000	100,169
5.00%, 07/01/2035	80,000	80,118
City of Rocky Mount NC, 4.00%, 05/01/2031	90,000	90,051
City of San Antonio TX Electric & Gas Systems Revenue, 4.00%, 02/01/2034	100,000	100,106
City of San Juan TX, 4.00%, 02/15/2031	75,000	75,037
City of Springfield IL, 5.00%, 12/01/2031	100,000	100,143
City of Troy AL, 4.00%, 07/01/2035	250,000	250,057
City of Worcester MA, 4.00%, 01/15/2036	100,000	100,065
Clifton Higher Education Finance Corp., 5.00%, 08/15/2037 (Obligor: Idea Public Schools)	100,000	100,265
Columbus Metropolitan Housing Authority, 5.00%, 12/01/2026 (Obligor: Cmha Country Ridge Llc)	135,000	135,082
County of Albany NY, 5.00%, 04/01/2027	60,000	60,114
County of Harris TX, 5.00%, 08/15/2033	425,000	426,443
County of Hawaii HI, 4.00%, 09/01/2035	50,000	50,016
County of Stark OH, 4.00%, 12/01/2030	25,000	25,015
Covina-Valley Unified School District, 4.00%, 08/01/2027	150,000	150,339
Denver West Metropolitan District, 4.00%, 12/01/2032	30,000	30,009
Dobbs Ferry Local Development Corp., 4.00%, 07/01/2034 (Obligor: Mercy College)	100,000	100,022
Downtown Savannah Authority, 5.00%, 06/01/2029	125,000	125,219
East Cherry Creek Valley Water and Sanitation District, 4.00%, 11/15/2027	45,000	45,041
East County Advanced Water Purification Joint Powers Authority, 5.00%, 09/01/2026	275,000	275,186
Elmore County Board of Education, 4.00%, 08/01/2026	35,000	35,023
Fairfax County Economic Development Authority, 4.00%, 04/01/2029	165,000	165,029
Florida Higher Educational Facilities Financing Authority, 5.00%, 04/01/2029	35,000	35,051
Florida Insurance Assistance Interlocal Agency, Inc., 5.00%, 09/01/2027 (Obligor: Florida Insurance Gty)	110,000	110,602
Fridley Independent School District No 14, 5.00%, 02/01/2027	25,000	25,042

Georgia Higher Education Facilities Authority, 4.00%, 06/15/2035	50,000	50,000
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/01/2027	115,000	115,218
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2027	700,000	701,671
5.00%, 07/01/2030	100,000	100,170
Grossmont Union High School District, 4.00%, 08/01/2033	150,000	150,078
Hillsborough County School Board, 5.00%, 07/01/2031	175,000	175,245
Houston Independent School District, 5.00%, 02/15/2031	300,000	300,461
Illinois Finance Authority
4.00%, 12/01/2027 (Obligor: Northwestern University)	75,000	75,046
5.00%, 03/01/2030	375,000	375,326
Illinois State Toll Highway Authority, 5.00%, 01/01/2030	60,000	60,098
Indiana Finance Authority
5.00%, 02/01/2029	140,000	140,493
4.00%, 03/01/2033 (Obligor: Deaconess Hlth Sys Oblig)	225,000	225,061
Irvine Facilities Financing Authority
5.00%, 05/01/2028	105,000	105,130
5.00%, 05/01/2032	200,000	200,516
Jefferson Union High School District, 5.00%, 08/01/2030	150,000	150,592
King County School District No 403 Renton, 5.00%, 12/01/2027	75,000	75,129
Klein Independent School District, 5.00%, 08/01/2028	65,000	65,244
Lee County School Board, 5.00%, 08/01/2030	645,000	646,805
Long Island Power Authority
5.00%, 09/01/2030	200,000	201,064
5.00%, 09/01/2032	115,000	115,628
Los Angeles Community College District/CA, 4.00%, 08/01/2034	115,000	115,120
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2027	500,000	500,931
5.00%, 12/01/2031	100,000	100,176
5.00%, 12/01/2032	95,000	95,336
Louisiana Public Facilities Authority
5.00%, 07/01/2031 (Obligor: Franciscan Mission Oblig)	55,000	55,046
5.00%, 07/01/2032 (Obligor: Franciscan Mission Oblig)	50,000	50,040
Madison County Board of Education/AL
5.00%, 09/01/2027	100,000	100,180
5.00%, 09/01/2030	30,000	30,050
Marin Municipal Water District Financing Authority, 5.00%, 07/01/2031	80,000	80,149
Marple Newtown School District, 5.00%, 06/01/2030	90,000	90,011
Marysville Joint Unified School District, 4.00%, 08/01/2028	250,000	250,299
Massachusetts Development Finance Agency, 5.00%, 01/01/2035 (Obligor: Wgbh Educational Fdtn)	105,000	105,115
Massachusetts Water Resources Authority, 5.00%, 08/01/2029	420,000	421,633
McAllister Academic Village LLC, 5.00%, 07/01/2030 (Obligor: Arizona State University)	185,000	185,286
Merrillville Multi School Building Corp., 5.00%, 07/15/2027	100,000	100,253
Metropolitan Council, 4.00%, 03/01/2028	50,000	50,028
Michigan Finance Authority, 5.00%, 01/01/2029 (Obligor: Holland Community Hosp)	400,000	400,495
Michigan State Housing Development Authority, 4.45%, 10/01/2034	60,000	60,065
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2035	105,000	105,128
Mississippi Valley State University Educational Building Corp., 3.50%, 04/01/2033	60,000	60,024
Mountain View Los Altos Union High School District/CA, 4.00%, 08/01/2029	125,000	125,303
Napa Valley Unified School District, 4.00%, 08/01/2037	150,000	150,214
Nevada Joint Union High School District, 4.00%, 08/01/2030	40,000	40,029
New Haven Unified School District
5.00%, 08/01/2027	220,000	220,903
4.00%, 08/01/2028	215,000	215,489
New Jersey Economic Development Authority, 4.38%, 06/15/2027	50,000	50,038
New Jersey Educational Facilities Authority, 5.00%, 07/01/2030 (Obligor: The College Of New Jersey)	370,000	370,545
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2028 (Obligor: Inspira Health Oblig Grp)	300,000	300,455
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2031	110,000	110,128
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 08/01/2032	150,000	150,522
New York State Dormitory Authority, 5.00%, 02/15/2030	750,000	753,275

Newark Higher Education Finance Corp., 4.00%, 08/15/2035	150,000	150,008
North Carolina Municipal Power Agency No 1, 5.00%, 01/01/2031	585,000	585,850
Northeast Travis County Utility District/TX, 4.00%, 09/01/2027	200,000	200,128
Oregon State Facilities Authority, 5.00%, 06/01/2027 (Obligor: Legacy Health Oblig Group)	125,000	125,115
Palm Springs Unified School District
4.00%, 08/01/2028	150,000	150,378
4.00%, 08/01/2029	215,000	215,516
Pierce County Fire Protection District No 6, 4.00%, 12/01/2032	100,000	100,036
Rhode Island Commerce Corp., 5.00%, 06/15/2030	250,000	250,366
San Diego Public Facilities Financing Authority, 5.00%, 08/01/2030	150,000	150,568
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2029	90,000	90,006
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.00%, 10/01/2029	50,000	50,094
San Jose Evergreen Community College District, 4.00%, 09/01/2026	500,000	500,331
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 4.00%, 02/01/2034	80,000	80,019
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist, 4.00%, 08/01/2031	100,000	100,165
Saugus Union School District School Facilities Improvement District No 2014-1, 4.00%, 08/01/2027	100,000	100,234
Seminole County School Board, 5.00%, 07/01/2035	135,000	135,154
Skyland Metropolitan District, 4.38%, 12/01/2029	50,000	50,057
South Carolina Public Service Authority
5.00%, 12/01/2027	170,000	170,159
5.00%, 12/01/2028	80,000	80,081
South Central Connecticut Regional Water Authority, 5.00%, 08/01/2029	205,000	205,675
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034	1,000,000	1,000,295
Southern California Public Power Authority, 5.00%, 07/01/2027	50,000	50,074
Southern Platte Fire Protection District/MO, 4.00%, 03/01/2036	75,000	75,039
St Charles County School District No R-IV Wentzville, 4.00%, 03/01/2029	40,000	40,033
St Michael-Albertville Independent School District No 885, 4.00%, 02/01/2030	25,000	25,019
State of California, 4.00%, 08/01/2028	125,000	125,272
State of Connecticut, 4.00%, 03/15/2036	190,000	190,006
State of Delaware, 5.00%, 07/01/2030	95,000	95,177
State of Hawaii, 4.00%, 10/01/2026	50,000	50,047
State of Illinois, 5.00%, 01/01/2027	600,000	601,325
State of Nevada Highway Improvement Revenue
5.00%, 12/01/2027	425,000	425,592
5.00%, 12/01/2028	110,000	110,198
State of Oregon, 5.00%, 05/01/2031	100,000	100,161
State of Texas, 4.00%, 08/01/2028	95,000	95,081
State of Washington, 5.00%, 08/01/2030	500,000	502,065
Stockton Public Financing Authority, 4.00%, 09/02/2029	250,000	250,220
Sweetwater Union High School District, 5.00%, 08/01/2032	130,000	130,201
Taylor Independent School District/TX, 4.00%, 02/15/2030	70,000	70,048
Texas Water Development Board
5.00%, 10/15/2026	55,000	55,095
5.00%, 10/15/2031	75,000	75,109
4.00%, 10/15/2034	50,000	50,018
Town of Manchester CT, 4.00%, 02/01/2028	35,000	35,040
Town of Westlake TX, 4.00%, 02/15/2036	50,000	50,023
Tradition Community Development District No 1, 4.13%, 05/01/2030	145,000	145,136
University of Akron, 5.00%, 01/01/2028	245,000	245,346
University of Hawaii
5.00%, 10/01/2031	65,000	65,097
5.00%, 10/01/2032	100,000	100,144
University of Kentucky, 4.00%, 10/01/2032	735,000	734,999
University of Louisville, 4.00%, 09/01/2027	225,000	225,081
University of North Carolina at Wilmington, 4.00%, 06/01/2030	100,000	100,054
Ventura County Community College District, 4.00%, 08/01/2032	30,000	30,052
Virginia Commonwealth Transportation Board, 5.00%, 09/15/2031	175,000	176,063
West Virginia Hospital Finance Authority, 5.00%, 06/01/2027 (Obligor: Wv United Hlth Sys Oblig)	105,000	105,089
West Wilson Utility District of Wilson County Tennessee, 5.00%, 06/01/2028	180,000	180,105
Wisconsin Health & Educational Facilities Authority

5.00%, 11/15/2028 (Obligor: Ascension Hlth Credit Grp)	180,000		180,184
4.00%, 11/15/2036 (Obligor: Ascension Hlth Credit Grp)	500,000		500,696
Yucaipa Valley Water District Financing Authority, 5.00%, 06/01/2026	300,000		300,040
TOTAL MUNICIPAL BONDS (Cost $26,594,566)			26,596,224

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.4%	Shares		Value
BlackRock Liquidity Funds MuniCash - Institutional Class, 1.53% (a)	1,471,695		1,471,795
TOTAL MONEY MARKET FUNDS (Cost $1,471,795)			1,471,795

TOTAL INVESTMENTS - 103.9% (Cost $28,066,361)			28,068,019
Liabilities in Excess of Other Assets - (3.9)%		(0.03859)	(1,042,953)
TOTAL NET ASSETS - 100.0%			$ 27,025,066

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m Ultrashort Tax-Free Municipal ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$ 26,596,224	$ –	$ 26,596,224
Money Market Funds	1,471,795	–	–	1,471,795
Total Investments	$ 1,471,795	$ 26,596,224	$ –	$ 28,068,019

Refer to the Schedule of Investments for further disaggregation of investment categories.